ORGANIZATION AND BUSINESS OPERATIONS	9 Months Ended	12 Months Ended
	Apr. 30, 2018	Jul. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1 - ORGANIZATION AND BUSINESS OPERATIONS

iMine Corporation (the “Company”) is a Nevada corporation incorporated on October 26, 2010 under the name Oconn Industries. The Company’s name was changed to Oconn Industries Corp. on February 16, 2012, to Diamante Minerals, Inc. on April 1, 2014 and to iMine Corporation on March 20, 2018. The change of name to iMine Corporation was effected through the merger of the Company’s wholly-owned subsidiary, iMine Corporation, into the Company. The Company has one subsidiary, iMine Corporation, an Indiana corporation.

The Company plans to engage in the business of selling the computer equipment that is used for mining cryptocurrency. The Company intends to purchase the equipment and test the equipment by mining cryptocurrency prior to selling the equipment. Prior to March 2018, the Company was engaged in development of mining assets. The Company is no longer engaged in the development of mining assets.

The Company has not generated any revenue to date. For the period from inception on October 26, 2010 to April 30, 2018, the Company has accumulated losses of $10,730,010.

NOTE 1 - ORGANIZATION AND BUSINESS OPERATIONS

Diamante Minerals, Inc. (“the Company”) was incorporated under the laws of the State of Nevada, U.S. on October 26, 2010. The Company is in the business of acquiring and exploring mineral properties.

The Company has not generated any revenue to date. For the period from inception on October 26, 2010 to July 31, 2017, the Company has accumulated losses of $9,515,316.